Fair Value (Details) (USD $)	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	$ 89,045,408		$ 81,045,824		$ 147,055,005
Investments in U.S. Treasury notes held in custody	427,021,200		634,082,662		654,498,603
Total investments in U.S. Treasury notes	516,066,608		715,128,486		801,553,608
Short-term money market fund	10,492,197	[1]	42,244,442	[1]	47,651,151	[1]
Net unrealized appreciation on futures and forward currency contracts	3,356,525		12,894,380		37,402,229
Net unrealized depreciation on futures and forward currency contracts	(12,129,585)		(917,275)
Total futures and forward currency contracts	(8,773,060)		11,977,105		37,402,229
Total financial assets at fair value	517,785,745		769,350,033		886,606,988
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(263,375)		1,259,549		1,647,872
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	653,159		(1,611,884)		5,728,407
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	6,003,309		8,374,610		1,327,790
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(93,560)		(24,710)		283,540
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,688,301)		(704,941)		9,307,589
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	20,423		1,000,821		2,630,682
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(4,191,940)		(684,905)		5,538,955
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,212,775)		4,368,565		10,937,394
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	516,066,608		715,128,486		801,553,608
Short-term money market fund	10,492,197	[1]	42,244,442	[1]	47,651,151	[1]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Total financial assets at fair value	522,998,520		764,981,468		875,669,594
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(3,560,285)		7,608,540		26,464,835
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(263,375)		1,259,549		1,647,872
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	653,159		(1,611,884)		5,728,407
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	6,003,309		8,374,610		1,327,790
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(93,560)		(24,710)		283,540
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,688,301)		(704,941)		9,307,589
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	20,423		1,000,821		2,630,682
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(4,191,940)		(684,905)		5,538,955
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(5,212,775)		4,368,565		10,937,394
Total financial assets at fair value	(5,212,775)		4,368,565		10,937,394
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ (5,212,775)		$ 4,368,565		$ 10,937,394

[1]	The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.